Supplemental Information On Oil And Gas Exploration And Production Activities (Oil And Gas Reserves) (Details)	12 Months Ended
	Dec. 31, 2012 MBbls	Dec. 31, 2011 MBbls	Dec. 31, 2010 MBbls
Oil [Member]
Proved Developed and Undeveloped Reserves [Roll Forward]
Beginning of the period	16,745	19,704	17,488
Purchases in oil and gas reserves in place	0	2	3,913
Extensions and discoveries	4,880	3,940	5,574
Sales of oil and gas reserves in place	(10,604)	0	0
Revisions of prior reserve estimates	(382)	(4,714)	(5,426)
Current production	(2,388)	(2,187)	(1,845)
End of period	8,251	16,745	19,704
Proved developed reserves	5,219	7,485	7,230
Proved undeveloped reserves	3,032	9,260	12,474
Gas [Member]
Proved Developed and Undeveloped Reserves [Roll Forward]
Beginning of the period	15,728	16,158	14,332
Purchases in oil and gas reserves in place	0	19	3,482
Extensions and discoveries	31,265	2,091	5,303
Sales of oil and gas reserves in place	(11,757)	0	0
Revisions of prior reserve estimates	(357)	(1,662)	(6,171)
Current production	(1,108)	(878)	(788)
End of period	33,771	15,728	16,158
Proved developed reserves	18,482	6,152	6,068
Proved undeveloped reserves	15,289	9,576	10,090